Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
5.           Investments
At December 31, 2024, the Group’s investments are substantially all managed by external investment managers through individual investment management agreements. The Group monitors activity and performance of the external managers on an ongoing basis.
a.Fixed maturity securities
The following table summarizes the fair value of fixed maturity investments:

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$747.6	$2.1	$(3.1)	$746.6
Agencies	11.5	—	—	11.5
Non-U.S. government	46.6	0.1	(0.3)	46.4
Corporate bonds	1,906.3	10.9	(4.0)	1,913.2
Residential mortgage-backed	279.5	0.8	(1.2)	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	412.3	2.3	(0.2)	414.4
Total fixed maturity securities	$3,403.8	$16.6	$(8.8)	$3,411.6

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset-backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9
Review of the fixed maturity securities is performed on a regular basis to consider concentration, credit quality and compliance with established guidelines. For individual fixed maturity securities, nationally recognized statistical rating organizations are used and the middle of three or the lower of two ratings is taken. At December 31, 2023, the Group used the lower of two ratings. The December 31, 2023 disclosure has been presented to conform to the revised approach. The composition of the fair values of fixed maturity securities by credit rating is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$399.4	12%	$399.5	12%
AA	1,245.6	37%	1,119.0	35%
A	1,270.9	37%	1,145.8	35%
BBB	453.1	13%	573.6	18%
Below BBB	42.6	1%	7.0	—%
Total fixed maturity securities	$3,411.6	100%	$3,244.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	December 31, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$147.9	$147.6	$566.7	$555.9
Due after one year through five years	2,141.2	2,149.8	2,130.3	2,119.5
Due after five years through ten years	767.7	766.7	255.5	256.0
Due after ten years	347.0	347.5	318.9	313.5
Total fixed maturity securities	$3,403.8	$3,411.6	$3,271.4	$3,244.9
Expected maturities may differ from contractual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Additionally, lenders may have the right to put the securities back to the borrower.
b.Short-term investments
The Group’s short-term investments consist of U.S. Treasuries, corporate bonds and other asset-backed securities with maturities of 90 days or greater but less than one year at the time of purchase:

	December 31, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$220.5	$0.2	$—	$220.7
Corporate bonds	1.1	—	—	1.1
Other asset-backed securities	0.3	—	—	0.3
Total short-term investments	$221.9	$0.2	$—	$222.1

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0
The composition of the fair values of short-term investments by credit rating is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$0.3	—%	$—	—%
AA	220.7	100%	49.0	100%
BBB	0.2	—%	—	—%
Below BBB	0.9	—%	—	—%
Total short-term investments	$222.1	100%	$49.0	100%
c.Available-for-sale - net loss position
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	December 31, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$307.6	$(2.8)	$(0.3)	48
Agencies	4.0	—	—	2
Non-U.S. government	23.7	(0.1)	(0.2)	11
Corporate bonds	543.6	(3.4)	(0.6)	310
Residential mortgage-backed	91.9	(1.1)	(0.1)	35
Other asset-backed securities	64.7	(0.2)	—	25
Total	$1,035.5	$(7.6)	$(1.2)	431

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset-backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764
At December 31, 2024 on a security level basis, 431 securities out of a total of approximately 1,713 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Group’s fixed maturity portfolio was $0.5 million. The Group believes that such securities were temporarily impaired at December 31, 2024. At December 31, 2023, on a security level basis, 764 securities out of a total of approximately 1,263 securities were in an unrealized loss position and the largest unrealized loss from a single security in the Group’s fixed maturity portfolio was $1.7 million.
d.Allowance for expected credit losses - available-for-sale
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	2024	2023	2022
Balance at beginning of year	$1.3	$1.1	$2.2
Expected credit losses on securities where credit losses were not previously recognized	7.3	4.1	—
Reductions for expected credit losses on securities where credit losses were previously recognized	(2.4)	(3.5)	(1.1)
Securities sold/redeemed/matured	(0.3)	(0.4)	—
Balance at end of year	$5.9	$1.3	$1.1
The Group assesses each quarter whether the decline in the fair value of an available-for-sale investment below its amortized cost is the result of a credit loss. All available-for-sale securities with unrealized losses are reviewed. The Group considers many factors to determine whether a credit loss exists, including the extent to which fair value is below cost, the implied yield to maturity, rating downgrades of the security and whether or not the issuer has failed to make scheduled principal or interest payments. The Group also takes into consideration information about the financial condition of the issuer and industry factors that could negatively impact the capital markets.
If the decline in fair value of an available-for-sale security below its amortized cost is considered to be the result of a credit loss, the Group compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the expected credit loss, which is recorded as an allowance and recognized in net income.
e.Other investments, at fair value
The components of our other investments, at fair value are as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Hedge funds valued at net asset value per share	201.0	100%	0.6	1%
Wellington Funds	$—	—%	$46.9	99%
Total other investments at fair value	$201.0	100%	$47.5	100%
The composition of our hedge fund investments by investment strategy is as follows:

	December 31, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Credit	$22.3	12%	$0.6	100%
Global macro	44.8	22%	—	—%
Long/short	44.9	22%	—	—%
Multi-strategy and event-driven	89.0	44%	—	—%
	$201.0	100%	$0.6	100%
These hedge funds are redeemable over periods ranging from one month to greater than twelve months.
The common redemption restrictions which may impact the Group's ability to redeem hedge funds are lockup periods, hold-backs and gates. A lockup period is the initial amount of time an investor is contractually required to remain invested in the fund before having the ability to redeem in whole or in part. A hold-back entitles the fund to retain up to 10% of a total redemption request, pending completion of the external audit for the financial year in which the redemption occurs. A gate is a suspension of redemptions which may be implemented by the investment manager of the fund to defer, in whole or in part, the redemption request in the event the aggregate amount of redemption requests exceeds a specified percentage of the fund’s net assets. At December 31, 2024, approximately 80% of the total hedge fund investment can be redeemed within the next twelve months, while approximately 20% of the total hedge fund investment could be subject to lock-ups or hold-backs and is not redeemable within twelve months. At December 31, 2024 none of the hedge funds was subject to a gate.
f.Net investment income and net realized and unrealized investment gains
The components of net investment return are as follows:

	2024	2023	2022
Net interest and dividend income	$195.8	$123.5	$44.0
Investment expenses	(5.3)	(4.0)	(3.3)
Net investment income	190.5	119.5	40.7
Net realized losses on fixed maturity securities, available-for-sale	(24.7)	(0.7)	(2.5)
Net realized gains/(losses) on other investments	(0.1)	2.1	27.6
Net realized gains/(losses) on interest rate contracts	—	—	(20.3)
Change in net unrealized gains/(losses) on fixed maturity securities, trading	—	—	(0.5)
Change in net unrealized gains/(losses) on other investments	0.8	3.7	(39.8)
Change in net unrealized gains on interest rate contracts	—	—	0.7
Change in provision for expected credit losses	(4.6)	(0.2)	1.1
Net realized and unrealized investment gains/(losses)	(28.6)	4.9	(33.7)
Total realized and unrealized investments gains/(losses) and net investment income	$161.9	$124.4	$7.0